Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Apr. 02, 2011
Consolidated Balance Sheets [Abstract]
Convertible preference shares, par value
Convertible preference shares, shares issued		10,163,920
Convertible preference shares, shares outstanding		10,163,920
Ordinary shares, par value
Ordinary shares, shares authorized	650,000,000	650,000,000
Ordinary shares, shares issued	192,731,390	140,554,377
Ordinary shares, shares outstanding	192,731,390	140,554,377